Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000222789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000222789 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[1]
C000222789 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000222789 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%	[1]
C000222789 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000222789 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[1]
C000222789 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
C000222789 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000222789 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%	[1]
C000222789 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000248577 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000248577 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[2]
C000248577 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[2]
C000248577 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[2]
C000248577 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000248577 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[2]
C000248577 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[2]
C000248577 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[2]
C000248577 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%	[2]
C000248577 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000248578 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000248578 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[3]
C000248578 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000248578 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000248578 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[3]
C000248578 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[3]
C000248578 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
C000248578 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[3]
C000248578 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000248578 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%	[3]
C000248578 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000222788 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000222788 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[4]
C000222788 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[4]
C000222788 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[4]
C000222788 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4]
C000222788 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000222788 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[4]
C000222788 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[4]
C000222788 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%	[4]
C000222788 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%	[4]
C000222788 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[4]
C000240821 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000240821 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[5]
C000240821 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[5]
C000240821 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[5]
C000240821 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[5]
C000240821 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[5]
C000240821 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%	[5]
C000240821 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[5]
C000240821 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[5]

[1]	Based on net assets of the Fund.
[2]	Based on net assets of the Fund.
[3]	Based on net assets of the Fund.
[4]	Based on net assets of the Fund.
[5]	Based on net assets of the Fund.